Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
June 30, 2021
INTCEN-NPRT3-0821
1.859215.113

Common Stocks - 97.0%
	Shares	Value ($)
Australia - 1.0%
Arena (REIT) unit	1,369,438	3,697,236
Commonwealth Bank of Australia	134,886	10,102,625
CSL Ltd.	18,738	4,007,650
Lynas Rare Earths Ltd. (a)	558,270	2,390,632
National Australia Bank Ltd.	602,191	11,841,297
Treasury Wine Estates Ltd.	273,751	2,397,899
TOTAL AUSTRALIA		34,437,339
Austria - 0.3%
Erste Group Bank AG	202,500	7,429,139
OMV AG	38,299	2,178,464
TOTAL AUSTRIA		9,607,603
Bailiwick of Jersey - 0.9%
Ferguson PLC	218,879	30,428,920
Sanne Group PLC	10,597	121,961
WPP PLC	198,840	2,687,892
TOTAL BAILIWICK OF JERSEY		33,238,773
Belgium - 1.0%
Anheuser-Busch InBev SA NV	80,100	5,774,314
KBC Groep NV	283,385	21,606,328
Kinepolis Group NV (a)	33,680	1,817,889
UCB SA	67,600	7,066,615
TOTAL BELGIUM		36,265,146
Bermuda - 1.2%
Genpact Ltd.	217,600	9,885,568
Hiscox Ltd. (a)	1,168,337	13,439,991
IHS Markit Ltd.	159,700	17,991,802
TOTAL BERMUDA		41,317,361
Brazil - 0.0%
Rede D'Oregon Sao Luiz SA (b)	114,500	1,589,114

Canada - 5.3%
Africa Oil Corp. (a)	1,042,000	1,000,307
Barrick Gold Corp. (Canada)	497,509	10,290,522
Boardwalk (REIT) (c)	81,700	2,694,334
Brookfield Renewable Corp.	37,250	1,565,005
Cameco Corp.	82,500	1,581,317
Canadian Natural Resources Ltd.	227,166	8,246,588
Canadian Pacific Railway Ltd.	227,500	17,493,788
CGI, Inc. Class A (sub. vtg.) (a)	41,400	3,753,587
Constellation Software, Inc.	13,200	19,991,781
dentalcorp Holdings Ltd. (a)	155,200	2,060,820
Enbridge, Inc.	156,113	6,250,313
First Quantum Minerals Ltd.	284,200	6,550,173
Fortis, Inc.	68,330	3,024,578
Gibson Energy, Inc.	58,892	1,128,336
Imperial Oil Ltd.	125,300	3,818,840
Lundin Mining Corp.	659,800	5,950,762
MEG Energy Corp. (a)	172,531	1,248,470
Nutrien Ltd.	147,900	8,961,576
Parkland Corp.	40,200	1,299,138
Shopify, Inc. (a)	12,101	17,679,319
Sun Life Financial, Inc.	206,500	10,648,177
Suncor Energy, Inc.	122,585	2,936,067
TC Energy Corp. (c)	62,034	3,069,672
The Toronto-Dominion Bank	461,600	32,348,493
Topicus.Com, Inc.	23,781	1,727,557
Tourmaline Oil Corp.	39,400	1,126,123
Wheaton Precious Metals Corp.	208,800	9,203,640
TOTAL CANADA		185,649,283
Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	52,700	11,951,306
China Feihe Ltd. (b)	1,065,000	2,298,907
CK Asset Holdings Ltd.	1,149,588	7,936,056
HKBN Ltd.	2,418,740	2,928,294
NetEase, Inc. ADR	74,900	8,632,225
Parade Technologies Ltd.	171,000	8,483,389
Sea Ltd. ADR (a)	7,760	2,130,896
Tencent Holdings Ltd.	56,110	4,224,663
TOTAL CAYMAN ISLANDS		48,585,736
China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	705,200	5,689,915

Denmark - 1.3%
A.P. Moller - Maersk A/S Series B	3,623	10,430,290
Ascendis Pharma A/S sponsored ADR (a)	10,500	1,381,275
DSV Panalpina A/S	123,500	28,801,076
ORSTED A/S (b)	29,490	4,138,122
TOTAL DENMARK		44,750,763
Finland - 0.9%
Elisa Corp. (A Shares)	68,430	4,083,009
Fortum Corp.	114,760	3,165,143
Nordea Bank ABP (Stockholm Stock Exchange)	1,250,900	13,929,918
Sampo Oyj (A Shares)	214,200	9,844,561
TOTAL FINLAND		31,022,631
France - 11.2%
Air Liquide SA	100,200	17,570,074
ALTEN	94,000	12,461,284
Amundi SA (b)	86,700	7,643,516
ARGAN SA	19,002	2,320,757
AXA SA	594,400	15,093,209
BNP Paribas SA	301,800	18,940,861
Capgemini SA	124,600	23,934,601
Covivio	19,200	1,641,913
Dassault Systemes SA	67,700	16,416,294
Edenred SA	263,300	15,001,593
ENGIE	302,400	4,142,927
Hermes International SCA	7,100	10,342,527
L'Oreal SA	29,300	13,085,200
Legrand SA	312,100	33,032,678
LVMH Moet Hennessy Louis Vuitton SE	104,545	82,241,057
Pernod Ricard SA	130,100	28,878,609
Safran SA	110,200	15,293,879
Sanofi SA	164,355	17,267,563
Sartorius Stedim Biotech	12,200	5,770,547
SR Teleperformance SA	59,400	24,109,404
Suez Environnement SA	140,640	3,343,616
Total SA (c)	325,453	14,743,606
Veolia Environnement SA	93,300	2,817,758
Vivendi SA (c)	165,740	5,568,720
Worldline SA (a)(b)	59,300	5,550,664
TOTAL FRANCE		397,212,857
Germany - 8.6%
adidas AG	65,600	24,479,157
Allianz SE	91,300	22,766,862
Auto1 Group SE (b)	23,800	1,045,582
BASF AG	131,447	10,376,396
Brenntag AG	116,800	10,860,825
Daimler AG (Germany)	195,500	17,455,604
Delivery Hero AG (a)(b)	69,400	9,167,223
Deutsche Borse AG	82,700	14,434,657
Deutsche Post AG	307,131	20,917,070
Deutsche Telekom AG	423,900	8,965,488
DWS Group GmbH & Co. KGaA (b)	207,700	9,412,832
Hannover Reuck SE	86,400	14,455,526
HeidelbergCement AG	67,900	5,824,269
LEG Immobilien AG	32,771	4,719,330
Linde PLC	22,412	6,467,033
Merck KGaA	125,800	24,120,361
Rheinmetall AG	134,698	13,304,522
RWE AG	112,340	4,070,811
SAP SE	181,235	25,456,224
Siemens AG	113,950	18,092,843
Siemens Healthineers AG (b)	358,300	21,956,466
SUSE SA (a)	155,700	6,101,733
Symrise AG	56,300	7,844,033
Synlab AG (a)	120,000	2,529,916
TOTAL GERMANY		304,824,763
Hong Kong - 1.6%
AIA Group Ltd.	3,713,200	46,064,395
Dah Sing Banking Group Ltd.	2,048,400	2,260,962
Hang Seng Bank Ltd.	262,700	5,247,707
Sino Land Ltd.	871,964	1,374,604
TOTAL HONG KONG		54,947,668
Hungary - 0.4%
OTP Bank PLC (a)	178,400	9,604,136
Richter Gedeon PLC	196,300	5,225,934
TOTAL HUNGARY		14,830,070
India - 0.8%
HDFC Bank Ltd.	867,300	17,469,625
Reliance Industries Ltd.	376,300	10,680,261
Reliance Industries Ltd.	24,986	499,602
TOTAL INDIA		28,649,488
Indonesia - 0.1%
PT Bank Central Asia Tbk	1,254,200	2,605,709

Ireland - 1.5%
Flutter Entertainment PLC (a)	46,041	8,371,855
Greencore Group PLC (a)	1,317,700	2,289,405
Irish Residential Properties REIT PLC	1,908,500	3,444,292
Kerry Group PLC Class A	71,200	9,945,312
Kingspan Group PLC (Ireland)	147,600	13,938,330
Linde PLC	39,100	11,303,810
UDG Healthcare PLC (United Kingdom)	302,800	4,477,648
TOTAL IRELAND		53,770,652
Israel - 0.4%
Mizrahi Tefahot Bank Ltd. (a)	347,600	10,704,734
NICE Systems Ltd. (a)	21,452	5,239,048
TOTAL ISRAEL		15,943,782
Italy - 1.9%
Enel SpA	925,566	8,601,170
FinecoBank SpA (a)	743,500	12,959,595
GVS SpA (b)	103,600	1,696,472
Intesa Sanpaolo SpA	5,062,600	14,004,868
Moncler SpA	176,300	11,928,263
Recordati SpA	300,700	17,185,952
TOTAL ITALY		66,376,320
Japan - 15.1%
Advance Residence Investment Corp.	866	2,884,198
Astellas Pharma, Inc.	453,800	7,902,031
Bandai Namco Holdings, Inc.	65,600	4,551,463
Daiichi Sankyo Kabushiki Kaisha	291,000	6,272,105
Daiichikosho Co. Ltd.	79,590	3,055,505
Daikin Industries Ltd.	72,800	13,566,265
DENSO Corp.	70,200	4,789,107
Dip Corp.	100,570	3,109,572
ENEOS Holdings, Inc.	737,200	3,084,966
Fast Retailing Co. Ltd.	7,700	5,796,399
Fujifilm Holdings Corp.	202,200	14,995,507
Hitachi Ltd.	182,400	10,443,732
Hoya Corp.	338,300	44,854,935
Itochu Corp.	346,500	9,980,647
JEOL Ltd.	43,000	2,515,865
JTOWER, Inc. (a)	44,580	2,259,196
Kao Corp.	202,700	12,470,899
KDDI Corp.	66,010	2,056,587
Keyence Corp.	55,000	27,758,675
Lasertec Corp.	12,600	2,448,661
Lifenet Insurance Co. (a)	260,200	2,894,885
Minebea Mitsumi, Inc.	112,100	2,965,587
Misumi Group, Inc.	447,374	15,141,332
Mitsubishi Estate Co. Ltd.	441,200	7,134,577
Money Forward, Inc. (a)	92,824	5,923,958
Nintendo Co. Ltd.	2,483	1,436,845
Nitori Holdings Co. Ltd.	68,800	12,149,884
Olympus Corp.	866,700	17,225,560
ORIX Corp.	436,300	7,361,667
Persol Holdings Co. Ltd.	1,245,000	24,598,542
Recruit Holdings Co. Ltd.	699,700	34,312,447
Relo Group, Inc.	318,600	7,284,252
Renesas Electronics Corp. (a)	617,500	6,675,525
Shin-Etsu Chemical Co. Ltd.	73,300	12,260,209
Shiseido Co. Ltd.	62,200	4,574,789
SMC Corp.	25,800	15,246,141
SoftBank Group Corp.	188,496	13,146,055
Sony Group Corp.	454,100	44,032,834
Sumitomo Mitsui Financial Group, Inc.	260,200	8,969,608
Suzuki Motor Corp.	193,100	8,171,053
T&D Holdings, Inc.	260,500	3,367,190
TIS, Inc.	288,000	7,354,570
Tokio Marine Holdings, Inc.	155,200	7,135,889
Tokyo Electron Ltd.	71,800	31,073,802
Toyota Motor Corp.	222,100	19,414,671
Tsuruha Holdings, Inc.	86,900	10,098,375
Yamato Holdings Co. Ltd.	484,500	13,781,178
Z Holdings Corp.	1,055,080	5,287,984
TOTAL JAPAN		533,815,724
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	173,750	12,408,518
SK Hynix, Inc.	12,190	1,375,420
TOTAL KOREA (SOUTH)		13,783,938
Luxembourg - 0.5%
B&M European Value Retail SA	1,240,876	9,839,000
InPost SA	264,800	5,314,537
Subsea 7 SA	123,411	1,184,782
TOTAL LUXEMBOURG		16,338,319
Netherlands - 8.4%
Adyen BV (a)(b)	3,200	7,847,460
Airbus Group NV (a)	162,900	20,990,128
Akzo Nobel NV	94,800	11,713,028
Argenx SE ADR (a)	10,700	3,221,449
ASM International NV (Netherlands)	44,600	14,648,993
ASML Holding NV (Netherlands)	118,078	81,511,511
Boskalis Westminster	207,500	6,657,927
Corbion NV	62,700	3,583,503
CTP BV (a)(b)	13,500	272,130
Elastic NV (a)	47,600	6,938,176
Euronext NV (b)	114,240	12,421,689
Ferrari NV	32,700	6,746,680
Heineken NV (Bearer)	73,000	8,846,406
IMCD NV	143,200	22,770,100
ING Groep NV (Certificaten Van Aandelen)	1,438,600	19,096,482
Koninklijke Philips Electronics NV	471,440	23,399,538
NXP Semiconductors NV	19,000	3,908,680
Prosus NV	136,500	13,372,577
RHI Magnesita NV	121,845	6,826,202
Wolters Kluwer NV	216,100	21,708,702
TOTAL NETHERLANDS		296,481,361
Norway - 0.5%
Schibsted ASA:
(A Shares)	262,900	12,689,818
(B Shares)	129,170	5,379,739
TOTAL NORWAY		18,069,557
Poland - 0.1%
Allegro.eu SA (a)(b)	114,500	1,970,493

Portugal - 0.1%
Energias de Portugal SA	697,550	3,697,226

Singapore - 0.7%
DBS Group Holdings Ltd.	416,075	9,223,764
Parkway Life REIT	358,248	1,222,844
Singapore Exchange Ltd.	484,100	4,024,867
United Overseas Bank Ltd.	437,604	8,402,570
Wing Tai Holdings Ltd.	1,667,200	2,231,695
TOTAL SINGAPORE		25,105,740
South Africa - 0.0%
Thungela Resources Ltd. (a)	22,798	62,758

Spain - 2.8%
Aena SME SA (a)(b)	63,200	10,364,119
Amadeus IT Holding SA Class A (a)	313,449	22,047,592
Bankinter SA	1,479,800	7,438,058
Cellnex Telecom SA (b)	406,235	25,876,556
Iberdrola SA	2,615,689	31,897,432
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	1,479,800	3,100,507
TOTAL SPAIN		100,724,264
Sweden - 4.0%
AddTech AB (B Shares)	692,000	11,481,988
ASSA ABLOY AB (B Shares)	510,200	15,381,469
Atlas Copco AB (A Shares)	275,000	16,837,850
Ericsson (B Shares)	438,411	5,512,539
Fastighets AB Balder (a)	23,200	1,455,744
Fortinova Fastigheter AB	191,200	1,006,480
Hemnet Group AB (a)	900	20,244
Hexagon AB (B Shares)	1,463,000	21,676,353
Indutrade AB	932,289	23,857,082
Kry International AB (d)	527	223,480
Nordnet AB	330,500	5,578,426
NP3 Fastigheter AB	149,000	2,924,948
Oatly Group AB ADR (a)	45,700	1,117,822
Swedbank AB (A Shares)	608,800	11,327,901
Swedish Match Co. AB	2,604,000	22,205,854
TOTAL SWEDEN		140,608,180
Switzerland - 8.6%
Dufry AG (a)	61,388	3,642,659
Julius Baer Group Ltd.	277,070	18,096,338
Lonza Group AG	46,630	33,058,654
Nestle SA (Reg. S)	693,828	86,483,631
Roche Holding AG (participation certificate)	187,330	70,593,088
Sika AG	116,444	38,070,046
Sonova Holding AG Class B	76,713	28,852,877
Temenos Group AG	52,000	8,351,473
Zurich Insurance Group Ltd.	42,850	17,211,364
TOTAL SWITZERLAND		304,360,130
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	742,000	15,949,736

United Kingdom - 11.5%
Anglo American PLC (United Kingdom)	227,980	9,058,852
AstraZeneca PLC (United Kingdom)	183,400	22,034,451
BAE Systems PLC	2,174,311	15,711,618
Beazley PLC (a)	1,365,800	6,280,070
BP PLC	515,071	2,258,790
Compass Group PLC (a)	1,474,800	31,070,961
Cranswick PLC	37,000	2,031,929
Dechra Pharmaceuticals PLC	263,900	15,952,810
Deliveroo PLC (a)(b)(c)	1,038,700	4,143,828
Diageo PLC	952,945	45,673,251
Diploma PLC	183,468	7,370,099
Dr. Martens Ltd. (a)	157,900	971,983
Grainger Trust PLC	393,919	1,552,988
Harbour Energy PLC (a)	205,005	1,069,109
Hotel Chocolat Group Ltd. (a)	688,500	3,419,123
Informa PLC (a)	373,880	2,594,216
JD Sports Fashion PLC	851,500	10,824,717
Jet2 PLC (a)	853,700	13,976,226
Legal & General Group PLC	3,747,916	13,355,252
London Stock Exchange Group PLC	187,700	20,742,818
Mondi PLC	765,800	20,137,885
National Grid PLC	160,050	2,035,783
Ocado Group PLC (a)	47,100	1,305,023
Prudential PLC (a)	914,660	17,402,118
Reckitt Benckiser Group PLC	117,830	10,410,306
RELX PLC (London Stock Exchange)	1,376,100	36,529,299
Rentokil Initial PLC	2,295,600	15,718,742
Rio Tinto PLC	216,700	17,896,717
Royal Dutch Shell PLC:
Class A (United Kingdom)	439,341	8,807,854
Class B (United Kingdom)	407,230	7,905,473
Smith & Nephew PLC	527,100	11,431,344
SSE PLC	131,880	2,737,356
St. James's Place Capital PLC	397,066	8,112,591
Supreme PLC (a)	1,100,000	2,951,962
THG PLC	360,900	3,045,321
Unilever PLC (Netherlands)	86,925	5,088,116
WH Smith PLC (a)	252,800	5,624,896
TOTAL UNITED KINGDOM		407,233,877
United States of America - 3.9%
Airbnb, Inc. Class A	1,200	183,768
Ares Management Corp.	184,800	11,751,432
Boston Beer Co., Inc. Class A (a)	5,500	5,614,400
Boston Scientific Corp. (a)	202,000	8,637,520
CBRE Group, Inc. (a)	118,600	10,167,578
Constellation Brands, Inc. Class A (sub. vtg.)	19,400	4,537,466
Equifax, Inc.	43,900	10,514,489
Fidelity National Information Services, Inc.	52,600	7,451,842
Global Payments, Inc.	52,510	9,847,725
Hess Corp.	32,327	2,822,794
Intercontinental Exchange, Inc.	104,400	12,392,280
Kosmos Energy Ltd. (a)	247,100	854,966
Marsh & McLennan Companies, Inc.	115,500	16,248,540
Moody's Corp.	30,300	10,979,811
Philip Morris International, Inc.	53,300	5,282,563
ResMed, Inc.	16,400	4,042,928
Roper Technologies, Inc.	31,800	14,952,360
The AES Corp.	81,800	2,132,526
TOTAL UNITED STATES OF AMERICA		138,414,988
TOTAL COMMON STOCKS (Cost $2,437,440,824)		3,427,931,264

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	101,200	10,863,900

Sweden - 0.0%
Kry International AB Series E (d)	3,043	1,358,357

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,883,509)		12,222,257

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 8/26/21 to 9/23/21 (f) (Cost $3,049,953)	3,050,000	3,049,782

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	78,188,334	78,203,972
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	20,476,474	20,478,522
TOTAL MONEY MARKET FUNDS (Cost $98,682,493)		98,682,494

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,545,056,779)	3,541,885,797
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(7,348,600)
NET ASSETS - 100.0%	3,534,537,197

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	340	Sep 2021	39,169,700	(892,980)	(892,980)
TME S&P/TSX 60 Index Contracts (Canada)	19	Sep 2021	3,686,883	14,361	14,361

TOTAL FUTURES CONTRACTS					(878,619)
The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,395,173 or 3.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,749,803.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	65,338,282	951,241,262	938,377,029	35,673	1,457	-	78,203,972	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	583,763	148,157,403	128,262,644	126,211	-	-	20,478,522	0.1%
Total	65,922,045	1,099,398,665	1,066,639,673	161,884	1,457	-	98,682,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund held the following types of derivatives at period end:

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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